Asset Purchase Agreement (Details) - USD ($)				3 Months Ended	11 Months Ended
	Aug. 18, 2022	Jun. 01, 2022	Jan. 19, 2022	Mar. 31, 2023	Dec. 31, 2022
Asset Purchase Agreement (Details) [Line Items]
Purchase of assets		$ 100,000
Paid an additional		$ 100,000
Agreed to pay				$ 2,000,000	$ 2,000,000
Received from proceeds				35.00%	35.00%
Direct transaction cost				$ 20,095	$ 20,095
Shares of common stock (in Shares)					600,000
Research and development expense			$ 3,000,000		$ 3,000,000
IPO [Member]
Asset Purchase Agreement (Details) [Line Items]
Financing payments				$ 2,000,000	$ 2,000,000
HESP LLC [Member]
Asset Purchase Agreement (Details) [Line Items]
Cash payment	$ 1,800,000
Discount percentage	40.00%
Research and development expenses	$ 3,000,000